MATERIAL ACCOUNTING POLICIES (Details)	12 Months Ended
Dec. 31, 2023
Statement [Line Items]
Percent Owned	20.00%
Northern Dynasty Partnership
Statement [Line Items]
Place of Incorporation	Alaska, USA
Principal Activity	Holds 99.9% interest in the Pebble Partnership and 100% of Pebble Mines
Percent Owned	100.00%
Pebble Limited Partnership
Statement [Line Items]
Place of Incorporation	Alaska, USA
Principal Activity	Limited Partnership. Ownership and Exploration of the Pebble Project
Percent Owned	100.00%
Pebble Mines Corp.
Statement [Line Items]
Place of Incorporation	Delaware, USA
Principal Activity	General Partner. Holds 0.1% interest in the Pebble Partnership
Percent Owned	100.00%
Pebble West Claims Corporation
Statement [Line Items]
Place of Incorporation	Alaska, USA
Principal Activity	Holding Company. Subsidiary of the Pebble Partnership
Percent Owned	100.00%
U5 Resources Inc.
Statement [Line Items]
Place of Incorporation	Nevada, USA
Principal Activity	Holding Company. Wholly-owned subsidiary of the Company
Percent Owned	100.00%
Cannon Point Resources Ltd.
Statement [Line Items]
Place of Incorporation	British Columbia, Canada
Principal Activity	Not active. Wholly-owned subsidiary of the Company
Percent Owned	100.00%
MGL Subco Ltd. (" MGL")
Statement [Line Items]
Place of Incorporation	British Columbia, Canada
Principal Activity	Not active. Wholly-owned subsidiary of the Company
Percent Owned	100.00%
Delta Minerals Inc. ("Delta")
Statement [Line Items]
Place of Incorporation	British Columbia, Canada
Principal Activity	Not active. Wholly-owned subsidiary of MGL
Percent Owned	100.00%
Imperial Gold Corporation ("Imperial Gold")
Statement [Line Items]
Place of Incorporation	British Columbia, Canada
Principal Activity	Not active. Wholly-owned subsidiary of Delta
Percent Owned	100.00%
Yuma Gold Inc.
Statement [Line Items]
Place of Incorporation	Nevada, USA
Principal Activity	Not active. Wholly-owned subsidiary of Imperial Gold
Percent Owned	100.00%
Canada Inc
Statement [Line Items]
Place of Incorporation	Canada
Principal Activity	Holding Company. Wholly-owned subsidiary of the Company
Percent Owned	100.00%
Pebble East Claims Corporation
Statement [Line Items]
Place of Incorporation	Alaska, USA
Principal Activity	Holding Company. Subsidiary of the Pebble Partnership
Percent Owned	100.00%
Pebble Pipeline Corporation
Statement [Line Items]
Place of Incorporation	Alaska, USA
Principal Activity	Holding Company. Subsidiary of the Pebble Partnership
Percent Owned	100.00%
Pebble Performance Dividend LLC
Statement [Line Items]
Place of Incorporation	Alaska, USA
Principal Activity	Holding Company. Subsidiary of the Pebble Partnership
Percent Owned	100.00%
Pebble Services Inc.
Statement [Line Items]
Place of Incorporation	Nevada, USA
Principal Activity	Management and services company. Wholly-owned subsidiary of the Company
Percent Owned	100.00%